LEASE LIABILITIES (Details Narrative) - USD ($)	1 Months Ended		12 Months Ended
	Mar. 17, 2020	May 22, 2019	Dec. 31, 2020
Operating lease expenses			$ 58,069
Gold Leaf, LLC
Operating lease expenses		$ 13,429	148,895
Deposits		$ 6,500
Kona [Member]
Operating lease expenses	$ 676		$ 5,522